STOCKHOLDERS’ DEFICIT	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

5.	STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company’s articles of incorporation authorize the Company to issue up to 20,000,000 preferred shares of $0.0001 par value.

Series A Preferred Stock

The Company has been authorized to issue 1,000,000 shares of Series A Preferred Stock. The Series A shares have the following preferences: no dividend rights; no liquidation preference over the Company’s common stock; no conversion rights; no redemption rights; no call rights by the Company; each share of Series A Preferred stock will have one hundred (100) votes on all matters validly brought to the Company’s common stockholders.

As of June 30, 2025 and December 31, 2024, the total number of Series A preferred shares issued and outstanding was 1,000,000 shares.

Series B Convertible Preferred Stock

The Company has authorized 10,000,000 shares of Series B Convertible Preferred Stock. The Series B shares have the following preferences: (i) dividend rights in pari passu with the Company’s common stock on an as converted basis, (ii) liquidation preference over the Company’s common stock, (iii) conversion rights of 10 shares of common stock for each share of Series B Convertible Preferred Stock converted, (iv) no redemption rights, (v) no call rights, (vi) each share of Series B Convertible Preferred Stock will have 1,000 votes on all matters validly brought to the Company’s common stock holders.

As of June 30, 2025 and December 31, 2024, there were 5,898,256 Series B preferred shares issued or outstanding.

Common Stock

The Company has authorized 10,000,000,000 shares of $0.0001 par value. Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock, subject to the requirements of the Delaware Revised Statutes. The Company has not declared any dividends since incorporation.

As of June 30, 2025 and December 31, 2024, the Company had a total of 151,096,262 shares of its common stock issued and outstanding.